Intangible Assets - Additional Information (Detail)	6 Months Ended
Jun. 30, 2019
Other intangible assets [member] | Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Straight-line amortization period, identifiable intangible assets	3 years
Other intangible assets [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Straight-line amortization period, identifiable intangible assets	5 years
Marketing Transportation and Storage Contracts [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Straight-line amortization period, identifiable intangible assets	20 years